Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Advertising expenses	$ 1,845	$ 2,847	$ 5,937	$ 2,867	$ 12,889	$ 6
Percentage of tax benefits to be realized for recognition in the income statement					50.00%	50.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Accounting Policies [Line Items]
Concentration risk percentage					65.40%	97.80%